CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Operating revenues
Time charter revenues	$ 0	$ 36,736	$ 0
Total operating revenues	0	36,736	0
Operating expenses
Vessel operating expenses	0	(8,597)	0
Voyage expenses and commissions	0	(549)	0
General and administrative expenses	(1,044)	(3,846)	(1,971)
Depreciation and amortization	0	(9,118)	0
Total operating expenses	(1,044)	(22,110)	(1,971)
Operating profit (loss)	(1,044)	14,626	(1,971)
Financial income (expenses), net
Interest income	0	830	38
Interest expense, net of amounts capitalized	0	(13,601)	0
Other financial expenses, net	0	(341)	(20)
Total financial income (expenses), net	0	(13,112)	18
Net income (loss) before income tax	(1,044)	1,514	(1,953)
Income tax (expense)/credit	0	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd	(1,044)	1,514	(1,953)
Total comprehensive income (loss) attributable to shareholders of Himalaya Shipping Ltd.	$ (1,044)	$ 1,514	$ (1,953)
Basic earnings (loss) per share (in USD per share)	$ (0.06)	$ 0.04	$ (0.06)
Diluted earnings (loss) per share (in USD per share)	$ (0.06)	$ 0.04	$ (0.06)